Leases (Components Of Lease Expense) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 36,771	$ 80,279	$ 200,948
Variable lease cost	5,693	16,012	28,753
Total Lease Cost	$ 42,464	$ 96,291	$ 229,701